Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue

NOTE 4: REVENUE

4.1 Disaggregated revenue information

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
COA/Voyage revenues	$77,798	$77,485	$53,649
Time chartering revenues non-lease component	31,995	17,224	24,765
Dry port terminal revenues	96,311	78,740	73,112
Storage fees (dry port) revenues	2,233	1,518	3,364
Dockage revenues	6,596	3,876	3,948
Sale of products revenues-liquid port terminal	5,183	13,776	17,272
Liquid port terminal revenues	7,010	5,734	4,606
Other dry port terminal revenue	1,146	901	381
Turnover tax-non lease component	(673)	(361)	(375)
Revenue from contracts with customers	$227,599	$198,893	$180,722

Time chartering revenues lease component	$27,125	$24,222	$34,827
Turnover tax-lease component	(570)	(507)	(526)
Total revenue	$254,154	$222,608	$215,023

Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information (Note 3):

	For the year ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$1,935	$75,863	$77,798
Time chartering revenues non-lease component	—	27,761	4,234	31,995
Dry port terminal revenues	96,311	—	—	96,311
Storage fees (dry port) revenues	2,233	—	—	2,233
Dockage revenues	6,596	—	—	6,596
Sale of products revenues-liquid port terminal	5,183	—	—	5,183
Liquid port terminal revenues	7,010	—	—	7,010
Other dry port terminal revenue	1,146	—	—	1,146
Turnover tax-non lease component	—	(563)	(110)	(673)
Revenue from contracts with customers	$118,479	$29,133	$79,987	$227,599
Time chartering revenues lease component	—	23,535	3,590	27,125
Turnover tax-lease component	—	(476)	(94)	(570)
Total revenue	$118,479	$52,192	$83,483	$254,154

	For the year ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$2,804	$74,681	$77,485
Time chartering revenues non-lease component	—	13,604	3,620	17,224
Dry port terminal revenues	78,740	—	—	78,740
Storage fees (dry port) revenues	1,518	—	—	1,518
Dockage revenues	3,876	—	—	3,876
Sale of products revenues-liquid port terminal	13,776	—	—	13,776
Liquid port terminal revenues	5,734	—	—	5,734
Other dry port terminal revenue	901	—	—	901
Turnover tax-non lease component	—	(261)	(100)	(361)
Revenue from contracts with customers	$104,545	$16,147	$78,201	$198,893
Time chartering revenues lease component	—	19,129	5,093	24,222
Turnover tax-lease component	—	(367)	(140)	(507)
Total revenue	$104,545	$34,909	$83,154	$222,608

	For the year ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$2,721	$50,928	$53,649
Time chartering revenues non-lease component	—	18,021	6,744	24,765
Dry port terminal revenues	73,112	—	—	73,112
Storage fees (dry port) revenues	3,364	—	—	3,364
Dockage revenues	3,948	—	—	3,948
Sale of products revenues-liquid port terminal	17,272	—	—	17,272
Liquid port terminal revenues	4,606	—	—	4,606
Other dry port terminal revenue	381	—	—	381
Turnover tax-non lease component	—	(345)	(30)	(375)
Revenue from contracts with customers	$102,683	$20,397	$57,642	$180,722
Time chartering revenues lease component	—	25,342	9,485	34,827
Turnover tax-lease component	—	(485)	(41)	(526)
Total revenue	$102,683	$45,254	$67,086	$215,023

4.2 Contract balances

	December 31, 2022	December 31, 2021
Trade receivable from contract with customers (Note 14)	$45,962	$44,026
Contract assets (Note 2(g))	$532	$418
Contract liabilities (Note 2(g))	$4,413	$1,473

4.3 Performance obligations

Trade receivables from contracts with customers represent net amounts receivable from customers in respect of voyage charters, port terminals and in respect of time charters for the non-lease (service component) of the receivable.

Contract assets represent amounts from contracts with customers that reflect services transferred to customers before payment or consideration is due. Specifically, contract assets represent the freight, demurrage, deviation and other amounts receivable from charterers for the completed voyage performance as at the period end. The balances of contract assets vary and depend on ongoing voyage charters at period end.

Contract liabilities represent the performance due to a customer for the remaining voyage as at the period end. This may happen in the case where the customer has made an advance payment before the completion of the voyage as of the period end date. The balances of contract liabilities vary and depend on advance payments received at period end.

As of December 31, 2022, the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period were as follows:

Amount
2023	$104,676
2024	96,692
2025	82,664
2026	65,135
2027	58,573
2028 and thereafter	572,574
Total	$980,314